DEFERRED UNDERWRITING FEES AND GRANTS (Details) - USD ($) $ in Thousands	Jun. 29, 2022	Jun. 30, 2022
Deferred Underwriting Fees [Line Items]
Number of shares issued to settle underwriting fees (in shares)	275,000
Note payable	$ 2,850	$ 2,850
Grants payable		$ 2,499
Agrico Acquisition Corp.
Deferred Underwriting Fees [Line Items]
Deferred underwriting fees payable	$ 5,031